Reporting Segments (Advances To And Investments In Affiliates Segments) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Segment Reporting Information [Line Items]
Advance to and investments in affiliates:	$ 4,737	$ 1,497	$ 1
Investment In Regency [Member]
Segment Reporting Information [Line Items]
Advance to and investments in affiliates:	2,214	1,925	1
Adjustments and Eliminations [Member]
Segment Reporting Information [Line Items]
Advance to and investments in affiliates:	$ (979)	$ (629)	$ 0